Revenue - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) contract vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Total revenues	$ 943,917,000	$ 776,493,000	$ 431,178,000
Cost of Goods and Services Sold	$ 402,294,000	381,306,000	77,368,000
Number of primary forms of contracts | contract	2
Operating leases, future minimum payments receivable	$ 40,000,000
Property subject to or available for operating lease, net	173,800,000	58,300,000
Property subject to or available for operating lease, gross	213,800,000	88,200,000
Property subject to or available for operating lease, accumulated depreciation	40,000,000	29,900,000
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	17,495,000	59,976,000	$ 112,100,000
Deferred revenue	$ 7,500,000.0	0
Charters Out
Disaggregation of Revenue [Line Items]
Number Of Vessels | vessel	5
Accounting Standards Update 2014-09 [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 321,200,000	292,600,000
Cost of Goods and Services Sold		$ 292,600,000